Organization	12 Months Ended
Dec. 31, 2025
Organization [Abstract]
ORGANIZATION

1. ORGANIZATION

YD Bio Limited (“YD Bio” or the “Company”) is as a Cayman Islands company operating under the Cayman Islands Companies Act (Revised) with its shares listed on NASDAQ (“symbol”: YDES). After the Business Combination (as discussed below), YD Bio Limited is a publicly listed biotechnology company focused on regulated diagnostics, life science clinical services, and healthcare product commercialization. The Company operates DNA methylation-based oncology testing programs in the United States under a laboratory-developed test (“LDT”) commercialization framework and collaborates with CLIA-certified and CAP-accredited laboratory partners. In addition to its diagnostics activities, the Company provides regulated life science distribution and clinical trial supply chain services to pharmaceutical and biotechnology companies. These services include procurement, logistics coordination, and compliance-focused support for clinical development programs. The Company also maintains ocular health product commercialization operations in the United States and consumer health distribution activities in Asia, under applicable regulatory and market requirements. Through the combination of its diagnostics platform, clinical service infrastructure, and healthcare commercialization capabilities, the Company seeks to develop a scalable operating platform designed to support growth across multiple regulated healthcare segments.

Business Combination

On September 24, 2024, the Merger Agreement was signed among (i) the Company, (ii) Breeze Holdings Acquisition Corp., a Delaware corporation (“Breeze”), (iii) Breeze Merger Sub, Inc., a Delaware corporation and which will be a direct, wholly owned subsidiary of the Company (“Breeze Merger Sub”), (iv) BH Biopharma Merger Sub Limited, a Cayman Islands exempted company (“Company Merger Sub,” with Company Merger Sub and Breeze Merger Sub together referred to herein as the “Merger Subs”), and (v) YD Biopharma Limited, a Cayman Islands exempted company (“YD Biopharma”). In connection with and upon the consummation of the merger contemplated by the Merger Agreement, Breeze Merger Sub will merge with and into Breeze with Breeze surviving the merger as a wholly-owned subsidiary of the Company, and Company Merger Sub will merge with and into YD Biopharma, with YD Biopharma surviving such merger as a wholly-owned subsidiary of the Company. Breeze was liquidated in December 2025. The Merger and the other transactions contemplated by the Merger Agreement are collectively referred to as the “Business Combination”.

On August 28, 2025 (the “Closing Date”), the Company consummated the closing of the Business Combination.

As a result of the Business Combination, the Company is the surviving publicly traded entity and owns 100% of the outstanding ordinary shares of YD Biopharma and ordinary shares, warrants, and rights of Breeze. Breeze’s outstanding shares were exchanged for 4,140,948 ordinary shares of the Company, as stipulated in the Merger Agreement. This exchange reflects the conversion of Breeze’s public shares, sponsor shares, rights and other outstanding equity interests (net of any redemptions) into ordinary shares of the Company, contributing to the post-closing equity structure of the Company.

At the same time, pursuant to the Merger Agreement, the issued and outstanding shares of YD Biopharma were exchanged for ordinary shares of the Company with each YD Biopharma shareholder receiving its pro rata share of the Exchange Consideration. The “Exchange Consideration” was the number of newly issued YD Bio ordinary shares equal to (a) a transaction value of $647,304,110 divided by (b) a per share price of $10.00. “Pro Rata Share” means, with respect to each YD Biopharma shareholder, a fraction expressed as a percentage equal to (i) the number of shares of common stock held by such YD Biopharma shareholder immediately prior to the closing, divided by (ii) the total number of issued and outstanding shares of common stock immediately prior to the closing. As a result, 64,730,411 ordinary shares of the Company were issued to the former shareholders of YD Biopharma at closing.

In addition, on August 28, 2025, the Company issued 1,650,000 ordinary shares to certain investors in connection with a private investment in public equity (“PIPE”) Financing raising aggregate proceeds of $13.2 million at a price per share of $8.00.

On August 28, 2025, Breeze’s outstanding warrants were exchanged for 16,925,000 YD Bio warrants on a one-for-one basis, with the same exercise price and terms.

As of August 28, 2025, immediately following the completion of the Business Combination closing, there were 70,521,359 ordinary shares outstanding and 16,925,000 warrants outstanding.

The transaction was accounted for as a reverse recapitalization with YD Biopharma being the accounting acquirer and Breeze as the acquired company for accounting purposes. YD Biopharma was determined to be the accounting acquirer since YD Biopharma’s shareholders prior to the Business Combination had the greatest voting interest in the combined entity, YD Biopharma comprised the ongoing operations, had the go-forward senior management, and the YD Biopharma shareholders were to control the board of directors and have a majority of the voting power of YD Bio. Accordingly, for accounting purposes, the financial statements after the closing of the Business Combination represent a continuation of the financial statements of YD Biopharma, with the Business Combination treated as the equivalent of issuing shares for the net assets of Breeze, accompanied by a recapitalization. The net assets of Breeze are stated at historical cost, with no goodwill or other intangible assets recorded. Additionally, the shares and corresponding capital amounts and losses per share, prior to the Business Combination have been retrospectively restated base on shares reflecting the exchange ratio established in Merger Agreement.

On August 29, 2025, the Ordinary Shares and Public Warrants began trading on the NASDAQ under the proposed symbols “YDES” and “YDESW,” respectively.

As at the date of this report, the Company has direct and indirect interests in the following subsidiaries:

Name of Entity	Date of Incorporation	Place of Incorporation	Shareholders	% of Equity Ownership	Principal Activities
YD Biopharma Limited (“YD Biopharma”)	March 14, 2024	Cayman	YD Bio	100%	Holding
Yong Ding Biopharm Co., Ltd (“Yong Ding”)	April 23, 2013	the Republic of China (“ROC” or “Taiwan”)	YD Biopharma	100%	Sales of drugs, medical and related products in Taiwan
YD BIO USA, INC. (“YD BIO USA”)	February 4, 2025	Delaware (US)	YD Biopharma	100%	Sales of drugs, medical and related products in US
YD PharmaWings Limited (“YD PharmaWings”)	October 23, 2025	BVI	YD Biopharma	100%	Investment holding
Breeze Holdings Acquisition Corp (“Breeze”)	March 3, 2021	Delaware (US)	YD Bio	100%	Dissolved in December 2025